Geographic Information - Summary of Total Assets of the Geographical Regions (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of total assets of the geographical regions
Total Assets by Geographical Region	$ 67,803,053	$ 85,593,786	$ 114,650,508
United States [Member]
Summary of total assets of the geographical regions
Total Assets by Geographical Region		79,726,080	104,919,955
Mexico Closing [Member]
Summary of total assets of the geographical regions
Total Assets by Geographical Region		3,798,101	4,912,973
The Netherlands [Member]
Summary of total assets of the geographical regions
Total Assets by Geographical Region		1,649,413	2,648,464
Other [Member]
Summary of total assets of the geographical regions
Total Assets by Geographical Region		$ 420,192	$ 2,169,116